Shareholder's Equity and Dividend Restrictions - Dividend Restrictions (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Dividends Paid	$ 190.0
Contributions from (distributions to) participants in consolidated investment entities	800.0	642.7		392.2	1,262.0		647.7		(8.5)
No Further Extraordinary Distributions Approved before June 26, 2013
Statutory Accounting Practices [Line Items]
Dividends Permitted without Approval					264.1
ING USA Annuity and Life Insurance Company (ING USA) | Iowa
Statutory Accounting Practices [Line Items]
Dividends Permitted without Approval		0			0		0
Dividends Paid					0	[1]	0	[1]	0	[1]
Return of Capital Distributions					250.0	[1]	0	[1]	0	[1]
ING Life Insurance and Annuity Company (ILIAC) | Connecticut
Statutory Accounting Practices [Line Items]
Dividends Permitted without Approval		264.1	[2]		190.0	[3]	0
Dividends Paid					190.0	[4]	0	[4]	203.0	[4]
Return of Capital Distributions					150.0	[4]	0	[4]	0	[4]
Dividend approved by authoritative body					340
Security Life of Denver Insurance Company (SLD) | Colorado
Statutory Accounting Practices [Line Items]
Dividends Permitted without Approval		0			0		0
Dividends Paid					0	[5]	0	[5]	0	[5]
Return of Capital Distributions					80.0	[5]	200.0	[5]	0	[5]
ReliaStar Life Insurance Company (RLI) | Minnesota
Statutory Accounting Practices [Line Items]
Dividends Permitted without Approval		0			0		0
Dividends Paid					130.0	[6]	0	[6]	221.0	[6]
Return of Capital Distributions					$ 0	[6]	$ 0	[6]	$ 0	[6]

[1]	Iowa Insurance Division approved ING USA's 2012 return of capital distribution.
[2]	can be paid without approval after June 26, 2013, provided that on or before June 26, 2013, no further extraordinary distribution is approved by the Connecticut Insurance Department and paid by ILIAC to its parent.
[3]	was paid as part of the June 26, 2012 distribution of $800.0.
[4]	Connecticut Insurance Department approved ILIAC’s 2010 dividend and ILIAC's $340 million 2012 distribution, which included a $190 million dividend.
[5]	Colorado Insurance Division approved SLD’s 2012 and 2011 return of capital distributions.
[6]	Minnesota Insurance Division approved RLI’s 2012 and 2010 dividends.